Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing the components of our accounts receivable as of December 31, 2023 and 2022:

	At December 31,
In thousands of U.S. dollars	2023	2022
Scorpio MR Pool Limited	$118,717	$115,092
Scorpio LR2 Pool Limited	75,252	113,523
Scorpio Handymax Tanker Pool Limited	3,532	7,149
Mercury Pool Limited	3,346	—
Scorpio LR1 Pool Limited	494	607
Scorpio Services Holding Limited (SSH)	7	4,976
Receivables from the related parties	201,348	241,347

Spot voyage and time charter receivables	557	34,475
Insurance receivables	1,595	878
	$203,500	$276,700